John Hancock Bond Trust

601 Congress Street

Boston, MA 02210

December 16, 2016

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Bond Trust (the “Registrant”), on behalf of: John Hancock ESG Core Bond Fund (the “Fund”) File Nos. 002-66906; 811-03006

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectus and Statement of Additional Information for the Fund, each dated December 14, 2016, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 126 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on December 14, 2016 via EDGAR.

If you have any questions or comments, please call me at 617-572-4575.

/s/ Sarah M. Coutu

Sarah M. Coutu

Assistant Secretary of the Trust